INCOME TAXES (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Deferred tax assets:
Net operating loss	$ 319,880	$ 172,915
Less: Valuation allowance	(319,880)	(172,915)
Net deferred tax assets	$ 0	$ 0